Asset Retirement Obligation - Schedule of Change in Asset Retirement Obligation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning of period	$ 31.7	$ 30.6	$ 29.3
Accretion expense	0.5	2.2	1.8
Additions	0.2
Liabilities settled	(0.2)	(0.9)	(1.0)
Foreign currency translation adjustments	(0.3)	(0.2)	0.5
End of period	$ 31.9	$ 31.7	$ 30.6